Voya Target Retirement 2065 Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Voya Target Retirement 2065 Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	15.32%	20.54%	(19.01%)	18.96%